SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

                                   --------
                         Deutsche European Equity Fund


EFFECTIVE ON OR ABOUT DECEMBER 1, 2015, THE FOLLOWING SECTIONS OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ARE SUPPLEMENTED AS FOLLOWS:



The following disclosure is added to the "DEFINITIONS" section of Part I of the fund's Statement of Additional Information:



"Subadvisor" - Deutsche Asset & Wealth Management International GmbH (DeAWMI), Mainzer Landstrasse 178-190, Frankfurt am Main, Germany 60327.

The following information is added under the "SUB-ADVISORS" heading of the "MANAGEMENT OF THE FUNDS" section of Part II of the fund's Statement of Additional Information:



Deutsche Asset & Wealth Management International GmbH (DeAWMI), Mainzer Landstrasse 178-190, Frankfurt am Main, Germany 60327, serves as Subadvisor to Deutsche European Equity Fund. DeAWMI is an investment advisor registered with the SEC and is an affiliate of DIMA and an indirect, wholly-owned subsidiary of Deutsche Bank AG.

               Please Retain This Supplement for Future Reference


November 17, 2015
SAISTKR-217

                                                   Deutsche Asset
                                                   & Wealth Management [DB Logo]